Related-Party Transactions - Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee compensation costs [Line Items]
Compensation of employees	$ 35,964,150	$ 35,453,090
Bottom of range [member]
Disclosure of employee compensation costs [Line Items]
Compensation of employees	964,520	934,640
Weighted Average [member]
Disclosure of employee compensation costs [Line Items]
Compensation of employees	5,591,000	5,376,730
Top of range [member]
Disclosure of employee compensation costs [Line Items]
Compensation of employees	$ 30,644,550	$ 27,996,490